Goodwill and Intangible Assets, Net - Summary of Pre-tax Discount Rates and Long-term Growth Rates Used to Determine the Discounted Cash Flows (Detail)		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Discount rates					7.70%	7.80%
Growth rates				2.50%		2.00%
United States [member]
Disclosure of information for cash-generating units [line items]
Discount rates		9.10%	7.20%	7.30%
Growth rates	[1]	2.00%	2.00%	2.00%
Spain [member]
Disclosure of information for cash-generating units [line items]
Discount rates		9.40%	7.60%	7.70%
Growth rates	[1]	1.70%	1.50%	1.50%
United Kingdom [member]
Disclosure of information for cash-generating units [line items]
Discount rates		9.10%	7.30%	7.40%
Growth rates	[1]	1.50%	1.50%	1.60%
France [member]
Disclosure of information for cash-generating units [line items]
Discount rates		9.20%	7.30%	7.40%
Growth rates	[1]	1.40%	1.40%	1.70%
Mexico [member]
Disclosure of information for cash-generating units [line items]
Discount rates		10.30%	8.40%	8.30%
Growth rates	[1]	1.10%	1.00%	1.10%
Colombia [member]
Disclosure of information for cash-generating units [line items]
Discount rates		10.90%	8.50%	8.40%
Growth rates	[1]	3.30%	3.50%	2.50%
United Arab Emirates [member]
Disclosure of information for cash-generating units [line items]
Discount rates				8.30%
Growth rates	[1]			2.60%
Egypt [member]
Disclosure of information for cash-generating units [line items]
Discount rates		13.60%	10.70%	10.20%
Growth rates	[1]	3.00%	3.00%	5.60%
Bottom of range [member] | Other countries [member]
Disclosure of information for cash-generating units [line items]
Discount rates		9.30%	7.40%	7.20%
Growth rates	[1]	1.50%	1.70%	0.30%
Top of range [member] | Other countries [member]
Disclosure of information for cash-generating units [line items]
Discount rates		13.90%	11.70%	15.50%
Growth rates	[1]	6.00%	6.00%	6.50%

[1]	The long-term growth rates are generally based on projections issued by the International Monetary Fund (“IMF”).